Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO, USD(1)	Compensation Actually Paid to PEO, USD(2)	Average Summary Compensation Table Total for Non-PEO NEOs, USD(3)	Average Compensation Actually Paid to Non-PEO NEOs, USD(4)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income, USD in thousands(7)	Product and Service Revenue, USD in thousands(8)
					Total Stockholder Return, USD(5)	Peer Group Total Stockholder Return, USD(6)

2023	1,704,008	(2,904,929)	2,781,556	(394,261)	198.13	174.51	(302,116)	1,158,300
2022	2,632,248	(1,564,752)	4,924,026	4,429,158	255.96	193.70	(301,408)	1,031,618
2021	34,210,000	45,039,705	5,309,245	4,000,340	293.57	277.30	(164,445)	807,696
2020	6,848,915	49,829,957	1,996,900	9,054,716	383.67	284.83	(157,553)	628,266

Company Selected Measure Name	Product and Service Revenue
Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table for our PEO, KR Sridhar, for each of 2023, 2022, 2021, and 2020.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Clean Edge Green Energy Total Return Index.
PEO Total Compensation Amount	$ 1,704,008	$ 2,632,248	$ 34,210,000	$ 6,848,915
PEO Actually Paid Compensation Amount	$ 2,904,929	1,564,752	45,039,705	49,829,957
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO	Deduct Reported Value of Equity Awards(a)	Add (or Deduct) Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	1,704,008	0	(4,608,937)	(2,904,929)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2023	0	(5,093,298)	0	484,362	0	0	(4,608,937)

Non-PEO NEO Average Total Compensation Amount	$ 2,781,556	4,924,026	5,309,245	1,996,900
Non-PEO NEO Average Compensation Actually Paid Amount	$ 394,261	4,429,158	4,000,340	9,054,716
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deduct Average Reported Value of Equity Awards	Add (or Deduct) Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	2,781,556	(2,146,080)	(1,029,736)	(394,261)
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2023	340,400	(303,198)	0	64,574	(1,131,513)	0	(1,029,736)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 198.13	255.96	293.57	383.67
Peer Group Total Shareholder Return Amount	174.51	193.7	277.3	284.83
Net Income (Loss)	$ (302,116,000)	$ (301,408,000)	$ (164,445,000)	$ (157,553,000)
Company Selected Measure Amount	1,158,300	1,031,618	807,696	628,266
PEO Name	KR Sridhar
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid: The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Messrs. Cameron, Brooks, and Griffiths and Mses. Moore and Soderberg; (ii) for 2022, Messrs. Cameron and Griffiths, Mses. Moore and Soderberg; (iiI) for 2021, Messrs. Cameron, Griffiths, Brooks, and Venkataraman; and (iv) for 2020, Messrs. Cameron, Venkataraman, and Furr, and Mses. Brennan and Soderberg. In 2023, Mr. Brooks, Mr. Griffiths, and Ms. Moore each received compensation for a portion of the year given their departures; as a result, average summary compensation for the non-PEO NEOs was considerably lower than in a typical year.Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year (net income (loss) before portion attributable to redeemable noncontrolling interest and noncontrolling interest).The Company-selected measure is Product and Service Revenue, as described in our “Compensation Discussion and Analysis” section of this Proxy Statement above.
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,608,937
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,093,298
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	484,362
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,146,080
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,029,736
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	340,400
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	303,198
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,574
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,131,513
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0